OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
OPERATING SEGMENTS	OPERATING SEGMENTS
Pembina determines its reportable segments based on the nature of operations and includes three operating segments: Pipelines, Facilities and Marketing & New Ventures.
The Pipelines segment includes conventional, oil sands and transmission pipeline systems, crude oil storage and terminalling business and related infrastructure serving various markets and basins across North America.
The Facilities segment includes processing and fractionation facilities and related infrastructure, and a liquefied propane export facility on Canada's West Coast. In addition, all NGL transported along the Alliance Pipeline are extracted through the Pembina operated Channahon Facility at the terminus. These facilities provide Pembina's customers with natural gas and NGL services that are fully accessible to Pembina's other strategically located assets and pipeline systems. The Facilities segment also includes a bulk marine terminal in the Port of Vancouver, Canada.
The Marketing & New Ventures segment undertakes value-added commodity marketing activities including buying and selling products and optimizing storage opportunities, by contracting capacity on Pembina's and various third-party pipelines and utilizing Pembina's rail fleet and rail logistics capabilities. Marketing activities also include identifying commercial opportunities to further develop other Pembina assets. Pembina's Marketing business also includes sales of products from Aux Sable's NGL extraction facility near Chicago, Illinois and other natural gas and NGL processing facilities, logistics and distribution assets in the United States and Canada.
The financial results of the operating segments are included below. Performance is measured based on results from operating activities, as included in the internal management reports that are reviewed by Pembina's CEO, CFO and other SVPs. These results are used to measure performance as management believes that such information is the most relevant in evaluating results of certain segments relative to other entities that operate within these industries. Inter-segment transactions are recorded at market value and eliminated under corporate and inter-segment eliminations.

For the year ended December 31, 2024	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	3,185	358	3,796	45	7,384
Inter-segment revenue	201	769	—	(970)	—
Total revenue(3)	3,386	1,127	3,796	(925)	7,384
Operating expenses(5)	832	474	25	(355)	976
Cost of goods sold	40	—	3,198	(630)	2,608
Depreciation and amortization included in gross profit	557	183	64	8	812
Cost of sales	1,429	657	3,287	(977)	4,396
Share of profit from equity accounted investees	42	231	55	—	328
Gross profit	1,999	701	564	52	3,316
Depreciation included in general and administrative	3	—	—	47	50
Other general and administrative(5)	65	23	48	258	394
Other expense (income)	—	2	(62)	35	(25)
Loss on Acquisition (Note 5)	—	—	—	616	616
Results from operating activities	1,931	676	578	(904)	2,281
Net finance costs	24	10	9	518	561
Earnings (loss) before tax	1,907	666	569	(1,422)	1,720
Income tax recovery	—	—	—	—	(154)
Earnings (loss)	1,907	666	569	(1,422)	1,874
Capital expenditures	539	345	30	41	955
Contributions to equity accounted investees	5	124	242	—	371

For the year ended December 31, 2023	Pipelines(1)	Facilities	Marketing & New Ventures(2)(4)	Corporate & Inter-segment Eliminations	Total(4)
($ millions)
Revenue from external customers	2,542	449	3,293	47	6,331
Inter-segment revenue	165	460	—	(625)	—
Total revenue(3)	2,707	909	3,293	(578)	6,331
Operating expenses(5)	695	360	7	(237)	825
Cost of goods sold	17	—	2,736	(395)	2,358
Depreciation and amortization included in gross profit	414	159	46	5	624
Cost of sales	1,126	519	2,789	(627)	3,807
Share of profit (loss) from equity accounted investees	109	233	(26)	—	316
Gross profit	1,690	623	478	49	2,840
Depreciation included in general and administrative	—	—	—	39	39
Other general and administrative(5)	42	23	43	275	383
Other expense (income)	11	(19)	(4)	6	(6)
Impairment reversal	(231)	—	—	—	(231)
Results from operating activities	1,868	619	439	(271)	2,655
Net finance costs	28	9	4	425	466
Earnings (loss) before tax	1,840	610	435	(696)	2,189
Income tax expense	—	—	—	—	413
Earnings (loss)	1,840	610	435	(696)	1,776
Capital expenditures	448	102	10	46	606
Contributions to equity accounted investees	20	33	218	—	271
(1)    Pipelines revenue includes $501 million (2023: $302 million) associated with U.S. pipeline revenue.
(2)    Marketing & New Ventures includes revenue of $845 million (2023: $186 million) associated with U.S. midstream sales.
(3)    During 2024 and 2023, no one customer accounted for 10 percent or more of total revenues reported throughout all segments.
(4)    Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies.
(5)    Pembina incurred $576 million (2023: $486 million) of employee costs, of which $329 million (2023: $243 million) was recorded in operating expenses and $247 million (2023: $243 million) in general and administrative expenses. Employee costs include salaries, benefits and share-based compensation.
Geographical Information
Non-Current Assets

For the years ended December 31
($ millions)	2024	2023
Canada	27,701	25,954
United States	6,685	3,721
Total non-current assets(1)	34,386	29,675
(1)    Excludes deferred income tax assets, derivative financial instruments, and post-employment benefit assets.